Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 589,000
Previously Paid Amount	0.00
Total Fee Amount	81.34
Total Offset Amount	0.00
Net Fee	81.34
Narrative - Max Aggregate Offering Price	$ 589,000
Final Prospectus	true